Fees Summary	Feb. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,253,000
Previously Paid Amount	0.00
Total Fee Amount	173.04
Total Offset Amount	0.00
Net Fee	173.04
Narrative - Max Aggregate Offering Price	$ 1,253,000
Final Prospectus	true